Schedule III - Real Estate and Accumulated Depreciation (Narratives) (Details) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012
Schedule III - Real Estate and Accumualated Depreciation
Real estate tax basis	$ 2.6